June 7, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:         Touchstone Strategic Trust (the “Trust”)

Form N-14 for the reorganization of the Touchstone Diversified Small Cap Growth Fund (the “Acquired Fund”) into the Touchstone Small Cap Growth Fund (the “Acquiring Fund”), each a series of the Trust.

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the Combined Prospectus/Information Statement, Statement of Additional Information and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on or about Monday, July 8, 2013.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941, or in his absence to John M. Ford of Pepper Hamilton LLP at 215-981-4009 or Catherine A DiValentino at 215-981-4298.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC